LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Summary of lease cost and other disclosure
The following table presents components of lease cost (in thousands):

	Year Ended December 31,
	2024	2023
Finance Lease Cost:
Amortization of Finance Lease Right-of-Use Assets	$603	$293
Interest on Lease Liabilities	258	159
Operating Lease Cost	2,563	2,441
Short-Term Lease Costs	1,217	1,149
Total Lease Expenses	$4,641	$4,042
Additional information related to the Company’s leases is as follows (in thousands, except lease term and discount rate):

	Year Ended December 31,
	2024	2023
Cash Paid for Amounts Included in the Measurement of Lease Liabilities:
Operating Cash Flows from Finance Leases	$252	$148
Operating Cash Flows from Operating Leases	$2,501	$2,333
Financing Cash Flows from Finance Leases	$478	$284

Non-Cash Additions to Right-of-Use Assets and Lease Liabilities:
Recognition of Right-of-Use Assets for Finance Leases	$1,293	$1,910
Recognition of Right-of-Use Assets for Operating Leases	$825	$—

Weighted-Average Remaining Lease Term (Years) - Finance Leases	3	4
Weighted-Average Remaining Lease Term (Years) - Operating Leases	6	7
Weighted-Average Discount Rate - Finance Leases	12.03%	11.00%
Weighted-Average Discount Rate - Operating Leases	11.60%	11.46%

Summary of future minimum operating lease payments under non-cancelable operating lease
Future minimum lease payments under non-cancelable finance and operating leases for each of the following years were as follows (in thousands):

	Operating Leases		Finance Leases
December 31:	Third Parties	Related Parties	Third Parties	Total
2025	$1,399	$1,015	$1,095	$3,509
2026	1,373	664	892	2,929
2027	1,127	681	705	2,513
2028	537	699	229	1,465
2029	542	717	1	1,260
Thereafter	1,059	1,791	1	2,851
Total Future Minimum Lease Payments	6,037	5,567	2,923	14,527
Less: Imputed Interest	(1,559)	(1,620)	(346)	(3,525)
Present Value of Lease Liability	4,478	3,947	2,577	11,002
Less: Current Portion of Lease Liability	(926)	(639)	(889)	(2,454)
Present Value of Lease Liability, Net of Current Portion	$3,552	$3,308	$1,688	$8,548

Summary of future minimum financial lease payments under non-cancelable financial lease
Future minimum lease payments under non-cancelable finance and operating leases for each of the following years were as follows (in thousands):

	Operating Leases		Finance Leases
December 31:	Third Parties	Related Parties	Third Parties	Total
2025	$1,399	$1,015	$1,095	$3,509
2026	1,373	664	892	2,929
2027	1,127	681	705	2,513
2028	537	699	229	1,465
2029	542	717	1	1,260
Thereafter	1,059	1,791	1	2,851
Total Future Minimum Lease Payments	6,037	5,567	2,923	14,527
Less: Imputed Interest	(1,559)	(1,620)	(346)	(3,525)
Present Value of Lease Liability	4,478	3,947	2,577	11,002
Less: Current Portion of Lease Liability	(926)	(639)	(889)	(2,454)
Present Value of Lease Liability, Net of Current Portion	$3,552	$3,308	$1,688	$8,548

Summary of future minimum total lease payments under non-cancelable total lease
Future minimum lease payments under non-cancelable finance and operating leases for each of the following years were as follows (in thousands):

	Operating Leases		Finance Leases
December 31:	Third Parties	Related Parties	Third Parties	Total
2025	$1,399	$1,015	$1,095	$3,509
2026	1,373	664	892	2,929
2027	1,127	681	705	2,513
2028	537	699	229	1,465
2029	542	717	1	1,260
Thereafter	1,059	1,791	1	2,851
Total Future Minimum Lease Payments	6,037	5,567	2,923	14,527
Less: Imputed Interest	(1,559)	(1,620)	(346)	(3,525)
Present Value of Lease Liability	4,478	3,947	2,577	11,002
Less: Current Portion of Lease Liability	(926)	(639)	(889)	(2,454)
Present Value of Lease Liability, Net of Current Portion	$3,552	$3,308	$1,688	$8,548